Discontinued operations - Summary of Detailed Information About Borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,051	€ 9,661
Discontinued operations [member] | Operational funding [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 5,227
Discontinued operations [member] | Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 23
Borrowings	€ 260
Discontinued operations [member] | Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans One [Member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 24
Borrowings	€ 250
Discontinued operations [member] | Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans Two [Member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	- / 25
Borrowings	€ 271
Discontinued operations [member] | Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018 / 23
Borrowings	€ 609
Discontinued operations [member] | Operational funding [member] | SAECURE 18 RMBS note [Member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2019 / 25
Borrowings	€ 300
Discontinued operations [member] | Operational funding [member] | SAECURE 20 RMBS note [Member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 27
Borrowings	€ 542
Discontinued operations [member] | Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 / 23
Borrowings	€ 500
Discontinued operations [member] | Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 / 24
Borrowings	€ 499
Discontinued operations [member] | Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.01%
Coupon date	Annual
Borrowing maturity	2020 / 25
Borrowings	€ 505
Discontinued operations [member] | Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 / 27
Borrowings	€ 493
Discontinued operations [member] | Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2021 / 36
Borrowings	€ 494
Discontinued operations [member] | Operational funding [member] | Aegon Bank Senior Non Preferred Debt [Member]
Disclosure of detailed information about borrowings [line items]
Coupon rate	0.625%
Coupon date	Annual
Borrowing maturity	2019 / 24
Borrowings	€ 499
Discontinued operations [member] | Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 5